Average Annual Total Returns - Victory Global Energy Transition Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes.) 5 Years	MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes.) 10 Years	S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P North American Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes.) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	20.06%	(5.35%)	(9.85%)	20.12%	(5.34%)	(10.15%)	11.96%	(3.95%)	(6.39%)	25.29%	(4.99%)	(10.03%)	26.86%	(4.57%)	(9.65%)	27.86%	(3.90%)	(9.02%)	(15.10%)	3.69%	(2.49%)	(19.01%)	(0.08%)	(2.83%)	18.40%	15.22%	13.88%